Finance income, finance costs and changes in the fair value of financial instruments - Summary of Finance income (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest income on short-term deposits	£ 468	£ 173
Modification of convertible loan notes	82
Total	£ 550	£ 173